Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The Corporation’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements of the Corporation have been prepared on the historical cost basis, except derivative financial instruments and financial instruments at fair value through profit or loss which are each measured at fair value.

Unless otherwise indicated, all references to a specific “note” refer to these notes to the Corporation’s consolidated financial statements.

Going Concern

The Board of Directors of the Corporation (the “Board”) have, at the time of approving the consolidated financial statements, a reasonable expectation that the Corporation has adequate resources to continue in operational existence for the foreseeable future. As such, the Corporation continues to adopt the going concern basis of accounting in preparing the consolidated financial statements.

Principles of Consolidation

A subsidiary is an entity controlled by the Corporation. As such, the Corporation is exposed, or has rights, to variable returns from its involvement with such entity and has the ability to affect those returns through its current ability to direct such entity’s relevant activities (i.e., control over the entity).

The existence and effect of substantive voting rights that the Corporation potentially has the practical ability to exercise (i.e., substantive rights) are considered when assessing whether the Corporation controls another entity.

The Corporation’s consolidated financial statements include the accounts of the Corporation and its subsidiaries. Upon consolidation, all inter-entity transactions and balances have been eliminated.

Non-controlling interests in subsidiaries are identified separately from the Corporation’s equity therein. Those non-controlling interests that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the subsidiary’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity. “Total comprehensive income” is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Upon the loss of control of a subsidiary, the Corporation’s profit or loss on disposal is calculated as the difference between (i) the fair value of the consideration received and of any investment retained in the former subsidiary and (ii) the previous carrying amount of the assets (including any goodwill) and liabilities of the subsidiary and any non-controlling interests.

Revenue Recognition

Gaming revenue

Revenue from the gaming business consists primarily of Poker and Casino & Sportsbook revenue and is recognized when it is probable that the economic benefits will flow to the Corporation and the amount of revenue can be reliably measured.  Revenue is recognized in the accounting periods in which the transactions occurred after deduction of certain offsets, such as promotional bonuses and rewards granted to customers through the Stars Rewards cross vertical loyalty program, and is measured at the fair value of the consideration received or receivable.

Poker revenue represents primarily the commission charged at the conclusion of each poker hand in cash games (i.e., rake) and entry fees for participation in poker tournaments, and is net of certain promotional expenses. In poker tournaments, entry fee revenue is recognized when the tournament has concluded. Revenues are presented gross of gaming duties, which are presented within expenses.

Casino revenue represents primarily the difference between the amounts of bets placed by the customer less amounts won (i.e., net house win) and is net of certain promotional expenses. Casino revenues are presented gross of gaming duties, which are presented within expenses.

Sportsbook revenue represents primarily bets placed less payouts to customers and is net of certain promotional expenses. Open betting positions are carried at fair value and gains and losses arising on these positions are recognized in revenue. Sportsbook revenues are presented gross of gaming duties, which are presented within expenses.

The gaming business operates loyalty programs for its customers that award customer rewards based on a number of factors, including volume of play, player impact on the overall ecosystem, whether the player is a net withdrawing versus net depositing player, and product and game selection. The value of customer rewards is estimated with reference to the redemption value of the applicable reward through the Corporation’s product offerings, including in an online store operated by the Corporation and accessible through such product offerings, and the probability of use of such rewards by customers. In accordance with International Financial Reporting Interpretations Committee 13, Customer loyalty programmes, the fair value attributed to the awarded customer reward is deferred as a liability and recognized as either a customer deposit or offset against the cost of merchandise bought in the online store upon redemption of the reward.

Revenue from conversion margins

Revenue from conversion margins is the revenue earned on the processing of real-money deposits and cash outs in specified currencies. Revenue from customer cross currency deposits and withdrawals is recognized when the transaction is complete. Revenue is recognized with reference to the underlying arrangement and agreement with the players.

Income from player funds

A portion of customer deposits is held as current investments. Any realized income on these current investments is recognized as income.

Other income

Play-money gaming revenue

Customers can participate in online poker tournaments and social casino games using play-money, or virtual currency. Customers can purchase additional play-money chips online to participate in the poker tournaments and social casino games. The revenue is recognized when the customer has purchased such chips as all risks and rewards have been transferred to the customer. Once a customer has purchased such chips they are non-refundable and non-cancellable.

Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases. The Stars Group considers all its leases to be operating leases.

The group as lessor

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.

The group as lessee

Rents payable under operating leases are recognized as an expense on a straight-line basis over the term of the relevant lease except where another more systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of any such incentive is recognized as a reduction of rental expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Translation of Foreign Operations and Foreign Currency Transactions

Functional and presentation currency

IFRS requires entities to consider primary and secondary indicators when determining functional currency. Primary indicators are closely linked to the primary economic environment in which the entity operates and are given more weight. Secondary indicators provide supporting evidence to determine an entity’s functional currency. Once the functional currency of an entity is determined, it should be used consistently, unless significant changes in economic factors, events and conditions indicate that the functional currency has changed.

A change in functional currency is accounted for prospectively from the date of the change by translating all items into the new functional currency using the exchange rate at the date of the change.

Based on an analysis of the primary and secondary indicators, the functional currency of each of the Corporation and its subsidiaries have been determined. The Corporation’s consolidated financial statements are presented in U.S. dollars.

Transactions and balances

Foreign currency transactions are translated into the applicable functional currency using the exchange rates prevailing on the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized within expenses.

Group companies

The results and financial position of the Corporation’s subsidiaries that have a functional currency different from the Corporation’s presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities for each statement of financial position presented are translated at the closing exchange rate on the date of that statement of financial position;
(ii)	income and expenses for each statement of net earnings (loss) and statement of other comprehensive income are translated at the rates of exchange prevailing on the dates of the transactions; and
(iii)	all resulting exchange rate differences are recognized in other comprehensive income (loss) and are transferred to net earnings (loss) as part of gain (loss) on sale of subsidiaries.

The following foreign currencies are referred to herein:

Currency Symbol	Currency Description
USD, USD $, $	United States Dollar
CDN, CDN $	Canadian Dollar
EUR, €	European Euro
GBP	Great Britain Pound Sterling

Business Combination

Business combinations are accounted for using the acquisition method. Under this method, the identifiable assets acquired and liabilities assumed, including contingent liabilities, are recognized, regardless of whether they have been previously recognized in the acquiree’s financial statements prior to the acquisition. On initial recognition, the assets and liabilities of the acquired entity are included in the consolidated statements of financial position at their respective fair values. Goodwill is recorded based on the excess of the fair value of the consideration transferred over the fair value of the Corporation’s interest in the acquiree’s net identifiable assets on the date of the acquisition. Any excess of the identifiable net assets over the consideration transferred is immediately recognized in the consolidated statements of earnings.

The consideration transferred by the Corporation to acquire control of an entity is calculated as the sum of the acquisition-date fair values of the assets transferred, liabilities incurred and equity interests issued by the Corporation, including the fair value of all the assets and liabilities resulting from a deferred payment arrangement. Acquisition-related costs are expensed as incurred.

Operating Segments

For the year ended December 31, 2017, the Corporation had one reportable and operating segment, gaming, which for the purposes of the financial statements is further divided into the Poker and Casino & Sportsbook product lines. All products are played on one gaming platform using one wallet.

The Stars Group’s gaming business, which it operates primarily through its two business lines, Poker and Casino & Sportsbook, was acquired through the Corporation’s acquisition of Stars Interactive Group on August 1, 2014 (the “Stars Interactive Group Acquisition”). The Corporation’s segments are organized around the markets they serve and are reported in a manner consistent with the internal reporting provided to the Corporation’s key management. An operating segment is a component of the Corporation that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses relating to transactions with other components of the Corporation.

The Corporation presents separate information on an operating segment when any of the following criteria are met:

(i)	reported revenue of the segment is 10% or more of the consolidated revenue; or
(ii)	the absolute amount of reported profit or loss of the segment is 10% or more of consolidated profit or loss; or
(iii)	assets of the segment are 10% or more of consolidated assets.

Financial Instruments

Financial assets

Financial assets are initially recognized at fair value and are classified as one of the following: “fair value through profit or loss”; “available-for-sale”; or “loans and receivables”. The classification depends on the purpose for which the financial instruments were acquired and their respective characteristics. Except in very limited circumstances, the classification may not be changed subsequent to initial recognition.

Fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held-for-trading and derivatives. A financial asset is classified in this category if acquired principally for the purpose of selling in the short-term or as otherwise determined by management to be in this category. Financial assets classified at fair value through profit or loss are measured at fair value with the realized and unrealized changes in fair value recognized each reporting period in the consolidated statements of earnings. The Corporation has current investments and derivatives classified as fair value through profit or loss.

Available-for-sale

Available-for-sale assets are non-derivative financial assets that are either designated in this category or not classified in any of the other categories. Such assets are included in other non-current financial assets unless management intends to dispose of them within 12 months of the date of the consolidated statements of financial position. Financial assets classified as available-for-sale are carried at fair value with changes in fair value recorded in the consolidated statements of comprehensive income. Interest on available-for-sale assets is calculated using the effective interest rate method and is recognized in the consolidated statements of earnings. When a decline in fair value is determined to be significant and prolonged, the cumulative loss included in accumulated other comprehensive income (loss) is removed as such and then recognized in the consolidated statements of earnings. Gains and losses realized on the disposal of available-for-sale assets are recognized in the consolidated statements of earnings. The Corporation has current and non-current investments classified as available-for-sale.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments but which are not quoted in an active market. All such assets with maturities equal to or less than 12 months from the date of the consolidated statements of financial position are classified as current assets, while those with maturities greater than 12 months from such date are classified as non-current assets. Financial instruments classified as loans and receivables are initially recorded at fair value and subsequently measured at amortized cost using the effective interest method. Cash, restricted cash, accounts receivable and promissory notes are classified as loans and receivables.

Cash and cash equivalents

Cash and cash equivalents comprise cash in hand, bank deposits and other short-term highly liquid investments with maturities of three months or less, which are generally used by the Corporation to meet short-term liquidity requirements.

Impairment

At the end of each reporting period, the Corporation assesses whether a financial asset or a group of financial assets, other than those classified as fair value through profit or loss, is impaired. If there is objective evidence that impairment exists, the loss is recognized in the consolidated statements of earnings. The impairment loss is measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in the consolidated statements of earnings.

Financial liabilities

Financial liabilities are classified as either financial liabilities “at fair value through profit or loss” or “other financial liabilities”.

At fair value through profit or loss

Financial liabilities are classified as “at fair value through profit or loss” when the financial liability is designated as such.

A financial liability is designated as “at fair value through profit or loss” upon initial recognition if:

•	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or
•	the financial liability is managed and its performance is evaluated on a fair value basis.

Financial liabilities “at fair value through profit or loss”, such as certain derivatives, are stated at fair value, with any gains or losses arising on remeasurement recognized in the consolidated statements of earnings.

Other financial liabilities

Other financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability (or a shorter period where appropriate) to the net carrying amount on initial recognition.

Debt modification

From time to time, the Corporation pursues amendments to its credit agreements based on prevailing market conditions. Such amendments, when completed, are considered by the Corporation to be debt modifications. The accounting treatment of a debt modification depends on whether the modified terms are substantially different than the previous terms. Terms of an amended debt agreement are considered to be substantially different when the discounted present value of the cash flows under the new terms discounted using the original effective interest rate, is at least ten percent different from the discounted present value of the remaining cash flows of the original debt. If the modification is not substantially different, it will be considered as a modification with any costs or fees incurred adjusting the carrying amount of the liability and amortized over the remaining term of the liability. If the modification is substantially different then the transaction is accounted for as an extinguishment of the old debt instrument with an adjustment to the carrying amount of the liability being recorded in the consolidated statements of earnings immediately.

Transaction costs

Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities that are classified as through profit or loss) are added to or deducted from, as applicable, the fair value of the financial instrument on initial recognition. These costs are expensed to financial expenses on the consolidated statements of earnings over the term of the related financial asset or financial liability using the effective interest method. When a debt facility is retired by the Corporation, any remaining balance of related debt transaction costs is expensed to financial expenses on the consolidated statements of earnings in the period that the debt facility is retired. Transaction costs related to financial instruments at fair value through profit or loss are expensed when incurred.

Compound financial instruments

Debt and equity instruments issued by the Corporation and its subsidiaries are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The Corporation has issued, and in the future may issue, compound financial instruments comprising both financial liability and equity components. The financial liability component is initially recognized at the fair value of a similar liability. The proceeds are then allocated between the financial liability and the equity components using the residual method.  Any directly attributable transaction costs are allocated to the financial liability and equity components in proportion to their initial carrying amounts. The financial liability component of a compound financial instrument is subsequently re-measured at amortized cost using the effective interest method. The equity components are not re-measured subsequent to their initial recognition.

Embedded derivatives

Derivatives may be embedded in other financial and non-financial instruments (i.e., the host instrument). Embedded derivatives are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a stand-alone derivative and the combined instrument (i.e., the embedded derivative plus the host instrument) is not held-for-trading or designated at fair value. These embedded derivatives are measured at fair value with subsequent changes recognized in the consolidated statements of earnings.

Derivatives

The Corporation uses derivative instruments for risk management purposes. The Corporation does not use derivative instruments for speculative trading purposes. All derivatives are recorded at fair value on the consolidated statements of financial position. The resulting gain or loss is immediately recognized in the consolidated statements of earnings unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in the consolidated statements of earnings depends on the nature of the hedge relationship.

Derivatives are measured at fair value using pricing and valuation models whenever possible, including market-based inputs to models, broker or dealer quotations or alternative pricing sources. To qualify for hedge accounting, the relationship between the hedged item and the hedging instrument must meet several strict conditions on documentation, probability of occurrence, hedge effectiveness and reliability of measurement.  If these conditions are not met, then the relationship does not qualify for hedge accounting treatment and both the hedged item and the hedging instrument are reported independently, as if there was no hedging relationship.

Cash flow hedges

The Corporation uses derivatives for cash flow hedges. The effective portion of the change in fair value of the hedging instrument is recorded in other comprehensive income and accumulated under the heading derivative reserve, while the ineffective portion is recognized immediately in the consolidated statements of earnings. Gains and losses on cash flow hedges accumulated in other comprehensive income are reclassified to the consolidated statements of earnings in the same period the hedged item affects the consolidated statements of earnings. If the forecast transaction is no longer expected to occur, the hedge no longer meets the criteria for hedge accounting, the hedging instrument expires or is sold, terminated or exercised, or the designation is revoked, the hedge accounting is discontinued prospectively.  If the forecast transaction is no longer expected to occur, then the amount accumulated in equity is reclassified to the consolidated statements of earnings.

Net investment hedges

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging item relating to the effective portion of the hedge is recognized in other comprehensive income and accumulated under the heading cumulative translation adjustments reserve. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statements of earnings. Gains and losses accumulated in other comprehensive income are reclassified to the consolidated statements of earnings when the foreign operation is partially disposed of or sold.

Determination of fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date. When measuring the fair value of an asset or a liability, the Corporation uses market observable data to the extent possible. If the fair value of an asset or a liability is not directly observable, it is estimated by the Corporation using valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs (e.g., by the use of the market comparable approach that reflects recent transaction prices for similar items, discounted cash flow analysis, or option pricing models refined to reflect the Corporation’s specific circumstances). Inputs used are consistent with the characteristics of the asset or liability that market participants would take into account.

For the Corporation’s financial instruments which are recognized in the consolidated statements of financial position at fair value, the fair value measurements are categorized based on the lowest level input that is significant to the fair value measurement in its entirety and the degree to which the inputs are observable. The significance levels are classified as follows in the fair value hierarchy:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the asset or liability that are not based on observable market data.

Transfers between levels of the fair value hierarchy are recognized by the Corporation at the end of the reporting period during which the transfer occurred.

Prepaid Expenses and Deposits

Prepaid expenses and deposits consist of amounts paid in advance or deposits made for which the Corporation will receive goods or services.

Property and Equipment

Property and equipment which have finite lives are recorded at cost less accumulated depreciation and impairment losses. Depreciation is expensed from the month the particular asset is available for use, over the estimated useful life of such asset at the following rates, which in each case are intended to reduce the carrying value of the asset to the estimated residual value:

Furniture and fixtures	Straight-line	5 years
Computer equipment	Straight-line	5 years
Building	Straight-line	25 years

Intangible Assets

Intangible assets which have finite lives are recorded at cost less accumulated amortization and impairment losses. Amortization is expensed from the month the particular asset is available for use, over the estimated useful life of such asset at the following rates, which in each case are intended to reduce the carrying value of the asset to the estimated residual value:

Software technology	Straight-line	5 years
Software technology (Defensive intangible asset)	Straight-line	2 years
Customer relationships	Straight-line	15 years
Brands	N/A	Indefinite useful life

The amortization method, useful life and residual values are assessed annually and the assets are tested for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated amortization are removed from the consolidated statement of financial position and any gain or loss is reflected in the consolidated statements of earnings. Expenditures for repairs and maintenance are expensed as incurred.

The Corporation determined that its owned brands have indefinite useful lives as they have no foreseeable limit to the period over which such assets are expected to contribute to the Corporation’s cash flows. In addition, the Corporation expects to continue to support its brands with ongoing marketing efforts.

The Corporation tests its owned brands for impairment at least annually, or more frequently if circumstances such as significant declines in expected sales, net earnings or cash flows indicate that the cash-generating units (“CGUs”) to which such brands relate might be impaired.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business acquisition. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Goodwill is tested for impairment at least annually, or more frequently if circumstances such as significant declines in expected sales, net earnings or cash flows indicate that that the CGUs to which goodwill is allocated might be impaired.

Research and Development

Research and development costs are expensed except in cases where development costs meet certain identifiable criteria for deferral. Deferred development costs, which have probable future economic benefits, can be clearly defined and measured, and are incurred for the development of new products or technologies, are capitalized. These development costs, net of related research and development investment tax credits, are not amortized until the products or technologies are commercialized or when the asset is available for use, at which time, they are amortized over the estimated life of the commercial production of such products or technologies.

The amortization method and the life of the commercial production are assessed annually and the assets are tested for impairment whenever an indication exists that an asset might be impaired.

The Corporation claims research and development investment tax credits as a result of incurring scientific research and experimental development expenditures. Research and development investment tax credits are recognized when the related expenditures are incurred and there is reasonable assurance of their realization. Investment tax credits are accounted for by the cost reduction method whereby the amounts of tax credits are applied as a reduction of the expense or deferred development costs.

Investments

Investments are stated at the lower of cost and fair market value. Cost is determined on a weighted average basis at a consolidated level.

Investments in Associates

An associate is an entity over which the Corporation has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the associate but is not the control or joint control over those policy decisions.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Under the equity method, an investment in an associate is initially recognized in the consolidated statements of financial position at cost and adjusted thereafter to recognize the Corporation’s share of the profit or loss and other comprehensive income of the associate. When the Corporation's share of losses of an associate exceeds the Corporation's interest in that associate (which includes any long-term interests that, in substance, form part of the Corporation's net investment in the associate), the Corporation discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Corporation has incurred legal or constructive obligations or made payments on behalf of the associate.

An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate.  On acquisition of the investment in an associate, any excess of the cost of the investment over the Corporation's share of the net fair value of the identifiable assets and liabilities of the associate is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Corporation's share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in the consolidated statements of earnings in the period in which the investment is acquired.

The requirements of International Accounting Standard (“IAS”) 36, Impairment of Assets are applied to determine whether it is necessary to recognize any impairment loss with respect to the Corporation’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36, Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount, any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36, Impairment of Assets to the extent that the recoverable amount of the investment subsequently increases.

Assets Held For Sale

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the asset (or disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such asset (or disposal group) and its sale is highly probable. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

When the Corporation is committed to a sale plan involving disposal of an investment, or a portion of an investment, in an associate or joint venture, the investment or the portion of the investment that will be disposed of is classified as held for sale when the criteria described above are met, and the Corporation discontinues the use of the equity method in relation to the portion that is classified as held for sale. Any retained portion of an investment in an associate or a joint venture that has not been classified as held for sale continues to be accounted for using the equity method. The Corporation discontinues the use of the equity method at the time of disposal when the disposal results in the Corporation losing significant influence over the associate or joint venture.

After the disposal takes place, the Corporation accounts for any retained interest in the associate or joint venture in accordance with IAS 39, Financial Instruments: Recognition and Measurement unless the retained interest continues to be an associate or a joint venture, in which case the Corporation uses the equity method.

Non-current assets (or disposal groups) classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.

Impairment of Non-Current Assets

Management assesses, at the end of the reporting period, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Corporation estimates the asset’s recoverable amount. An asset’s or CGU’s recoverable amount is the higher of the asset’s or CGU’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Corporation bases its impairment calculation on detailed budgets and forecast calculations, which are prepared for the Corporation’s assets or CGU to which such assets are allocated. These budgets and forecast calculations generally cover a period of three to five years. A long-term growth rate is calculated and applied to project future cash flows after the final year included in the forecast.

Impairment losses of continuing operations are recognized in the consolidated statements of earnings in expense categories consistent with the function of the impaired asset. An impairment loss recognized for goodwill may not be reversed. At the end of the reporting period, the Corporation assesses if there is an indication that impairment losses recognized in previous periods for other assets have decreased or no longer exist. Where an impairment loss is subsequently reversed, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized in prior years. A reversal of an impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Taxation

Income tax expense represents the sum of current and deferred taxes. Current and deferred taxes are recognized in the consolidated statements of earnings, except to the extent they relate to items recognized in the consolidated statements of comprehensive income or directly in the statements of changes in equity.

Current tax

Current tax payable is based on taxable income for the year. Taxable income differs from earnings as reported in the consolidated statements of earnings because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Corporation’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the particular reporting period.

Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the Corporation’s consolidated financial statements and the corresponding tax bases used in the computation of taxable income. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable income will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting earnings.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments and interests in subsidiaries and associates, except where the Corporation is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of any such asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, in each case based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Corporation expects, at the end of the particular reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Corporation intends to settle its current tax assets and liabilities on a net basis. Deferred tax assets and liabilities are not discounted. Current and deferred tax are recognized  in the consolidated statements of earnings, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively.  Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Stock-Based Compensation

The Corporation maintains an equity-based long-term incentive award program to align interests of its management team with those of its Shareholders by focusing the management team on long-term objectives over a multi-year period, with the value of the award fluctuating based on stock price appreciation. The Corporation has two equity-based award plans and accounts for grants under these plans in accordance with the fair value-based method of accounting for stock-based compensation for the applicable period. The Corporation currently makes its equity grants under its Equity Incentive Plan dated June 22, 2015 (the “2015 Equity Incentive Plan”), which provides for grants of stock options (“Options”), Restricted Share Units (“RSU”), Deferred Share Units (“DSU”), Performance Share Units (“PSU”), Restricted Shares (“RS”), and other Common Share-based awards as the Board may determine. Prior to the Corporation’s 2015 annual shareholder meeting (the “2015 Annual Meeting”), equity-based awards were granted solely under the Corporation’s 2010 stock option plan, as amended from time to time (the “2010 Stock Option Plan” and together with the 2015 Equity Incentive Plan, the “Plans”) and consisted only of Options. The Corporation no longer grants Options under the 2010 Stock Option Plan, but it remains in effect only to govern the terms of outstanding Options granted prior to the date of the 2015 Annual Meeting.

Stock Options

Compensation expense for equity-settled stock options awarded to participants under the plans is measured at the fair value at the grant date using the Black-Scholes valuation model and is recognized using the graded vesting method over the vesting period of the options granted. Stock-based compensation expense recognized is adjusted to reflect the number of options that has been estimated by management for which conditions attaching to service will be fulfilled as of the grant date until the vesting date so that the recognized expense corresponds to the options that have vested. The stock-based compensation expense credit is attributed to reserves when the expense is recognized in the consolidated statements of earnings. When options are exercised, any consideration received from participants as well as the related compensation cost recorded as reserves are credited to share capital.

Non-employee equity-settled share-based payments are measured at the fair value of the goods and services received, except where that fair value cannot be estimated reliably. If the fair value cannot be measured reliably, non-employee equity-settled share-based payments are measured at the fair value of the equity instrument granted as measured at the date the entity obtains the goods or the counterparty renders the service. The Corporation subsequently re-measures non-employee equity-settled share-based payments at each vesting period and settlement date with any changes in fair value recognized in the consolidated statements of earnings. Stock-based compensation expense is recognized over the contract life of the options or the option settlement date, whichever is earlier.

Other Equity-Based Awards Under the 2015 Equity Incentive Plan

The Corporation’s equity-based long-term incentive award program historically consisted solely of stock option grants on an irregular, discretionary schedule. Effective for 2017, the Corporation replaced the stock option component of the long-term incentive program for its management team with a regular, annual grant program to be comprised of 67% PSUs and 33% RSUs.  The RSUs and the PSUs are subject to service, market and non-market vesting conditions and no dividends are expected to be paid during the vesting period. Therefore, the fair market value of an RSU and PSU is equal to the market price of the underlying Common Share at the grant date. The Corporation also offers DSUs, RSUs and RS for members of its Board of Directors, in addition to the cash retainers paid.

On the grant date, the fair value of the awards is measured using the closing TSX stock price, or the closing Nasdaq stock price if the Common Shares are not traded on the TSX. Share-based compensation expense is recognized over the vesting period in the consolidated statements of earnings at the end of every reporting period with a corresponding increase to reserves.  Once the awards are exercised and transferred to the counterparty, the related amount recorded as reserves is credited to share capital.

Restricted Share Units

An RSU is a unit equivalent in value to a Common Share which entitles the holder to receive Common Shares after a specified vesting period determined by the Plan Administrator of the 2015 Equity Incentive Plan (the “Plan Administrator”), in its sole discretion. Upon settlement, holders will receive one fully paid Common Share in respect of each vested RSU. The RSUs vest in equal annual installments over a four-year period (graded vesting method), generally subject to continued employment through each vesting date.

Performance Share Units

A PSU is a unit equivalent in value to a Common Share which entitles the holder to receive Common Shares based on the achievement of performance goals established by the Plan Administrator, including in consultation with management, over a performance period. The PSUs vest on the third anniversary of the date of the grant (cliff vesting), and based on a weighted mix of revenue and Adjusted EBITDA targets of the Corporation for the applicable three-year performance period and subject to an additional total shareholder return condition (the “TSR Condition”) as well as the individual remaining employed by, or continuing to provide services to, the Corporation. The grantee is eligible for additional PSUs up to 50% of the PSUs granted on the grant date to the extent the TSR Condition and other performance conditions are met. The additional PSUs have a service, non-market and market (i.e., the TSR Condition) vesting conditions, all of which need to be satisfied to vest.  The fair market value is based on a valuation to reflect the probability of the market condition to be met. The service and non-market condition, will not affect the fair value at grant date. Market conditions, such as the TSR Condition upon which vesting is conditioned, is considered when estimating the fair value of the equity instruments granted.  Market conditions are reflected as an adjustment (discount) to the initial estimate of fair value at grant date of the instrument to be received and there is no true-up for differences between estimated and actual vesting due to market conditions.

Upon settlement, holders will receive fully paid Common Shares in proportion to the number of vested PSUs held and the level of performance achieved. Any unearned PSUs will be forfeited.

For the PSUs, the grant date for calculating the compensation expense is considered to occur only when the non-market conditions are determined and communicated to employees.

Deferred Share Units

The Corporation offers DSU grants to the members of the Board. Upon settlement, holders will receive one fully paid Common Share in respect of each vested DSU. The Corporation recognizes services received in a share-based payment transaction as an expense over the requisite service period and recognizes a corresponding increase in equity as the services are received in an equity-settled share-based payment transaction. Vesting for the DSU grants begins on the accounting grant date and will vest over either a one-, two- or three-year period.  The accounting grant date is the date on which the Corporation and the Directors have a shared understanding of all the terms and conditions of the arrangement. If the accounting grant date occurs after the service commencement date, then the Corporation estimates the grant-date fair value of the DSUs for the purpose of recognizing the expense from the service commencement date until the accounting grant date. All grants are subject to forfeiture if the director ceases to serve as a director prior to vesting and vested DSUs can only be settled at such time. DSU’s are only subject to service conditions and because no dividends are expected to be paid during the vesting period, the fair market value of a DSU is equal to the market price of the underlying Common Share at the grant date.

Restricted Shares

An RS is a fully paid Common Share that is subject to restrictions on transfer and a risk of forfeiture for a period of time, and which shall be held by the Corporation or its designee in escrow until such time as the restricted period lapses. The Plan Administrator shall have the authority to determine at the time of grant, the duration of the restricted period and other restrictions applicable to the restricted Common Shares. Except for the restrictions applicable to the restricted Common Shares, during the restricted period, the holder shall have all the rights and privileges of a holder of Common Shares as to the restricted Common Shares, including the right to vote.

Dividend Equivalents

RSUs, PSUs and DSUs may be credited with dividend equivalents in the form of additional RSUs, PSUs, DSUs and other share-based awards, as applicable. Dividend equivalents shall vest in proportion to the awards to which they relate. Such dividend equivalents shall be computed by dividing: (i) the amount obtained by multiplying the amount of the dividend declared and paid per Common Share by the number of RSUs, PSUs, DSUs or other share-based awards, as applicable, held by the participant on the record date for the payment of such dividend, by (ii) the highest closing price of the Common Shares on any stock exchange on which the Common Shares are then listed on the date of grant, at the close of the first business day immediately following the dividend record-date.

Provisions

Provisions represent liabilities of the Corporation for which the amount or timing of payment is uncertain. Provisions are recognized when the Corporation has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at the present value of the expected expenditures required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in provisions due to the passage of time is recognized in financial expenses on the consolidated statements of earnings.

Provision for jackpots

The Corporation offers progressive jackpot games. Each time a progressive jackpot game is played, a portion of the amount wagered by the player is contributed to the jackpot for that specific game or group of games. Once a jackpot is won, the progressive jackpot is reset with a predetermined base amount. The Corporation maintains a provision for the reset of each jackpot and the progressive element added as the jackpot game is played. The provision for jackpots at the reporting date is included in provisions. The Corporation believes that its provisions are sufficient to cover the full amount of any required payout.

Deferred consideration

The acquisition-date fair value of any deferred consideration is recognized as part of the consideration transferred by the Corporation in exchange for the acquiree. Changes in the fair value of deferred consideration that result from additional information obtained during the measurement period (i.e., a maximum of one year from the acquisition date) about facts and circumstances that existed at the acquisition date are adjusted retrospectively against goodwill. The Corporation estimates, based on expected future cash flows, the amount that would be required to settle the applicable obligation and recognizes the present value of the same.

Provision for minimum revenue guarantee

A provision for minimum revenue guarantee is recognized pursuant to an agreement with the vendor in connection with the terms of certain of the Corporation’s past divestitures. The Corporation estimates, based on expected future cash flows, the amount that would be required to settle the applicable obligation and recognizes the present value of the same.

Contingent liabilities

Contingent liabilities are not recognized in the consolidated statements of financial position but are reported in the notes. They may arise from uncertainty as to the existence of a liability or represent a liability in respect of which the amount cannot be reliably measured.

Critical Accounting Estimates and Judgments

The preparation of the Corporation’s consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that can have a significant effect on the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.

Estimates and judgments are significant when:

•	the outcome is highly uncertain at the time the estimates are made; or
•	different estimates or judgments could reasonably have been used that would have had a material impact on the consolidated financial statements.

The consolidated financial statements include estimates based on currently available information and management’s judgment as to the outcome of future conditions and circumstances. Management uses historical experience, general economic conditions and trends, and assumptions regarding probable future outcomes as the basis for determining estimates.

Estimates and their underlying assumptions are reviewed on a regular basis and the effects of any changes are recognized immediately. Changes in the status of certain facts or circumstances could result in material changes to the estimates used in the preparation of the consolidated financial statements and actual results could differ from the estimates and assumptions.

Set forth below are descriptions of items that management believes require its most critical estimates and judgments.

Key Sources of Estimation Uncertainty

Goodwill impairment

Goodwill impairment exists when the carrying value of a CGU exceeds its recoverable amount. Management uses estimates in determining the value in use or fair value less costs of disposal of the CGUs to which goodwill has been allocated. The estimates include but are not limited to the control premium, the implied trading multiple, costs of disposal, expected cash flows, growth rates and discount rates. A change in future earnings or any other assumptions may have a material impact on the fair value of the CGU, and could result in an impairment loss. Refer to note 10 for further details.

Tax provision in respect of prior years

Determining the Corporation’s income tax and its provisions for income taxes involves a significant degree of estimation and judgement, particularly in respect of open tax returns relating to prior years where the liabilities remain to be agreed with the local tax authorities. Provisions for income taxes are recognized based on management’s best estimate of the outcome after taking into consideration all available evidence, and where appropriate, after taking external advice. The tax provision recorded in the Corporation’s 2017 consolidated financial statements in respect of prior years relate to intercompany trading arrangements entered into in the normal course of business.  Due to the uncertainty associated with such tax items it is possible that at a future date, on resolution of the open tax matters, the final outcome may vary significantly and there is the potential for a material adjustment to the carrying amounts of the liability recorded as a result of this estimation and uncertainty.

Fair value measurement and valuation process

The Corporation measures certain financial assets and liabilities at fair value for financial reporting purposes (see note 28). Management has a review process which is designed to ensure that fair values are calculated in a consistent manner. The valuation techniques and inputs are reviewed by management to ensure consistency and any changes are analyzed and approved. Valuations for financial assets and liabilities are performed and reviewed on a quarterly basis, and are reviewed and approved by key management.

In estimating the fair value, management uses market observable data to the extent it is available. Where observable market data does not exist for non-derivative financial assets and liabilities, the Corporation internally calculates the fair value using valuation techniques that maximize the use of observable inputs. These inputs are reviewed and approved by management.

Deferred consideration

The Corporation has made and may make acquisitions which include deferred payments as part of the consideration for the acquiree. The Corporation re-evaluates the fair value of any deferred consideration, including an “earn out”, on its business acquisitions at the end of each reporting period. Significant estimates are required to determine the fair value of the deferred consideration. The Corporation considers the key inputs of the particular arrangement and market participant assumptions when developing the projected cash flows that are used to determine the fair value of the deferred consideration. This includes the need to estimate the likelihood and timing of achieving the relevant milestones of such deferred consideration or “earn out”. The Corporation exercises judgment when applying a probability assessment for each of the potential outcomes. In addition, the Corporation must consider the time value of money. In determining the discount rate applied to the estimated cash outflows, the Corporation considers the risks inherent to the payment of the particular deferred consideration, such as projection risks, credit risks and liquidity risks.

Judgments

Useful lives of long-lived assets

Judgment is used to estimate each component of an asset’s useful life and is based on an analysis of all pertinent factors including, but not limited to, the expected use of the asset and, in the case of an intangible asset, contractual provisions that enable the renewal or extension of the asset’s legal or contractual life without substantial cost, as well as renewal history. Incorrect estimates of useful lives could result in an increase or decrease in the annual amortization expense and future impairment charges.

Functional currency

The Corporation’s worldwide operations expose the Corporation to transactions denominated in a number of different currencies, which are required to be translated into one currency for consolidated financial statement reporting purposes. The Corporation’s foreign currency translation policy is designed to reflect the economic exposure of the Corporation’s operations to various currencies.

The Corporation’s foreign operations (including subsidiaries, joint ventures, associates and branches) based mainly outside Canada may have different functional currencies. The functional currency of an operation is the currency of the primary economic environment to which it is exposed. In order to determine the functional currency, management will first consider the currency that influences sales prices of the goods and services provided by the operations and the currency that influences the costs incurred by the operations. Then, if based on these two primary factors, the functional currency is not obvious, management will examine secondary factors such as the currency in which funds from financing are obtained, the currency in which cash receipts are retained and the levels of interactions with the parent company. In determining the functional currency of an operation, management uses its judgment to determine the functional currency that most faithfully represents the economic effects of the underlying transactions, events and conditions.

Investments in associates

Management assesses the relationship with investees to determine if the Corporation has control or significant influence over such investee. Management determines that it has control over an investee when it is exposed, or has rights, to variable returns from its investment in an entity and has the ability to affect those returns through its power over the investee.

When the Corporation does not have control over an investee but has the power to participate in the financial and operating policy decisions of the investee, management determines that it has significant influence over the investee.

Impairment of investments

The Corporation needs to use judgment when assessing whether the investments held are impaired. The Corporation determines whether the investment’s decline is significant or prolonged by analyzing the historical volatility of the investment as well as the period of time over which the investment value has been depressed. Generally, the Corporation will judge that a decrease of 25% in the value of the investment or a decline for a period of 12 months to be significant and prolonged respectively.

Contingent liabilities

The Corporation reviews outstanding legal cases following developments in legal proceedings at each balance sheet date, considering, among other things: the nature of the litigation, claim or assessment; the legal processes and potential level of damages in the jurisdiction in which the litigation, claim or assessment has been brought; the progress of the case (including progress after the date of the financial statements but before those statements are issued); the opinions or views of legal counsel and other advisors; experience of similar cases; and any decision of the Corporation’s management as to how it will respond to the litigation, claim or assessment. The Corporation assesses the probability of an outflow of resources to settle the obligation as well as if the outflow can be reliably measured. If these conditions are not met, no provision will be recorded and the relevant facts will be disclosed as a contingent liability. To the extent that the Corporation’s assessments at any time do not reflect subsequent developments or the eventual outcome of any claim, its future financial statements may be materially affected, with a favourable or adverse impact on the Corporation’s business, financial condition or results of operations.